Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions	Related party transactions

The Company has entered into a master commercial agreement on arm’s length terms with Axionlog, a company under common control that operates the distribution centers in Argentina, Chile, Colombia, Ecuador, Mexico, Peru, Uruguay and Venezuela (the “Axionlog Business”). Pursuant to this agreement Axionlog provides the Company distribution inventory, storage and transportation services in the countries in which it operates.

The following table summarizes the outstanding balances between the Company and the Axionlog Business as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Accounts and notes receivable, net	$177	$860
Other receivables	2,201	1,676
Miscellaneous	3,719	2,963
Accounts payable	(8,747)	(14,984)

The following table summarizes the transactions between the Company and the Axionlog Business for the fiscal years ended December 31, 2019, 2018 and 2017:

	Fiscal years ended December 31,
	2019	2018	2017
Food and paper (i)	$(188,276)	$(177,356)	$(173,387)
Occupancy and other operating expenses	(7,252)	(5,322)	(4,281)

(i)
Includes $38,658 of distribution fees and $149,618 of suppliers purchases managed through the Axionlog Business for the fiscal year ended December 31, 2019; $41,633 and $135,723, respectively, for the fiscal year ended December 31, 2018; and $48,773 and $124,614, respectively, for the fiscal year ended December 31, 2017.

As of December 31, 2019 and 2018, the Company had other receivables totaling $2,325 and $2,692, respectively, and accounts payable with Lacoop, A.C. and Lacoop II, S.C. totaling $nil and $1,634, respectively.